Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (18.7%)
	AbbVie Inc.	6,112,253	985,173
	Amgen Inc.	1,849,247	529,624
	Gilead Sciences Inc.	4,132,776	362,982
*	Vertex Pharmaceuticals Inc.	886,568	280,510
*	Regeneron Pharmaceuticals Inc.	370,551	278,543
*	Moderna Inc.	1,149,546	202,217
*	Biogen Inc.	501,667	153,094
*	Alnylam Pharmaceuticals Inc.	389,939	86,017
*	Horizon Therapeutics plc	756,621	75,882
*	BioMarin Pharmaceutical Inc.	641,109	64,739
*	Seagen Inc.	478,297	58,060
*	Incyte Corp.	653,408	52,057
*	United Therapeutics Corp.	157,333	44,036
*	Neurocrine Biosciences Inc.	330,560	42,001
*	Sarepta Therapeutics Inc.	272,459	33,461
*	Exact Sciences Corp.	611,908	27,505
*	Halozyme Therapeutics Inc.	476,388	27,278
*	Karuna Therapeutics Inc.	92,563	21,781
*	Exelixis Inc.	1,112,656	19,004
*	Ionis Pharmaceuticals Inc.	441,150	17,995
*	Apellis Pharmaceuticals Inc.	303,830	15,170
*	Natera Inc.	356,083	14,642
*	Alkermes plc	567,474	14,062
*	CRISPR Therapeutics AG	256,266	14,041
*	Cytokinetics Inc.	309,293	13,145
*	Mirati Therapeutics Inc.	134,777	12,316
*	Intellia Therapeutics Inc.	236,132	12,151
*	Arrowhead Pharmaceuticals Inc.	347,882	11,202
*	Blueprint Medicines Corp.	206,763	9,881
*	Denali Therapeutics Inc.	297,877	9,505
*	PTC Therapeutics Inc.	222,108	9,215
*	Beam Therapeutics Inc.	194,776	8,997
*	Amicus Therapeutics Inc.	726,618	8,792
*	BioCryst Pharmaceuticals Inc.	642,066	8,578
*	Insmed Inc.	463,398	8,568
*	Ultragenyx Pharmaceutical Inc.	229,836	8,343
*	Vaxcyte Inc.	179,798	8,281
*	Sage Therapeutics Inc.	185,066	7,595
*	Vir Biotechnology Inc.	252,731	7,132
*	Prothena Corp. plc	113,370	7,087
*	Veracyte Inc.	246,705	6,844
*	IVERIC bio Inc.	285,893	6,753

		Shares	Market Value ($000)
*	ACADIA Pharmaceuticals Inc.	421,098	6,561
*	Cerevel Therapeutics Holdings Inc.	215,488	6,241
*	Xenon Pharmaceuticals Inc.	161,454	5,954
*	Xencor Inc.	196,346	5,835
*	Ironwood Pharmaceuticals Inc. Class A	476,645	5,772
	Catalyst Pharmaceuticals Inc.	337,831	5,665
*	Myriad Genetics Inc.	279,283	5,658
*	Fate Therapeutics Inc.	268,674	5,594
*	Arcus Biosciences Inc.	149,885	5,271
*	Dynavax Technologies Corp.	416,506	5,169
*	Agios Pharmaceuticals Inc.	170,104	5,127
*	Twist Bioscience Corp.	184,287	5,040
*	REVOLUTION Medicines Inc.	212,347	5,009
*	Relay Therapeutics Inc.	269,387	5,005
*	Krystal Biotech Inc.	62,438	4,854
*	Celldex Therapeutics Inc.	129,920	4,819
*	Akero Therapeutics Inc.	101,739	4,731
*,1	Novavax Inc.	271,256	4,473
*	FibroGen Inc.	308,638	4,435
*	TG Therapeutics Inc.	478,674	4,222
*	Myovant Sciences Ltd.	149,662	4,020
*	Syndax Pharmaceuticals Inc.	166,658	3,993
*	MannKind Corp.	845,638	3,958
*	UniQure NV	144,890	3,834
*	Travere Thrapeutics Inc.	188,627	3,797
*	Rhythm Pharmaceuticals Inc.	140,347	3,757
*	ImmunoGen Inc.	688,724	3,574
*	Rocket Pharmaceuticals Inc.	187,707	3,544
*	Zentalis Pharmaceuticals Inc.	158,812	3,513
*	Kymera Therapeutics Inc.	116,228	3,368
*	Avid Bioservices Inc.	214,055	3,352
*	Vericel Corp.	146,057	3,334
	Chinook Therapeutics Inc.	141,361	3,202
*	Kura Oncology Inc.	195,176	3,078
*	REGENXBIO Inc.	126,188	3,016
*	Enanta Pharmaceuticals Inc.	67,687	2,964
*	Allogene Therapeutics Inc.	296,735	2,926
*	Madrigal Pharmaceuticals Inc.	40,997	2,874
*	Keros Therapeutics Inc.	53,501	2,666
*	Verve Therapeutics Inc.	114,143	2,652
*	Iovance Biotherapeutics Inc.	409,172	2,619
*	Viridian Therapeutics Inc.	103,458	2,614
*	Arcutis Biotherapeutics Inc.	145,672	2,510
*	Editas Medicine Inc. Class A	236,635	2,508
*	Inhibrx Inc.	80,900	2,425
*,1	Anavex Life Sciences Corp.	272,485	2,403
*	CareDx Inc.	184,176	2,385
*	Agenus Inc.	881,957	2,381
*	Crinetics Pharmaceuticals Inc.	130,533	2,333
*,1	ImmunityBio Inc.	419,160	2,310
*	SpringWorks Therapeutics Inc.	94,573	2,287
*	Seres Therapeutics Inc.	344,690	2,240
*	Deciphera Pharmaceuticals Inc.	140,016	2,228
*	Bridgebio Pharma Inc.	233,872	2,191
*	Aurinia Pharmaceuticals Inc.	414,285	2,125
*	Vanda Pharmaceuticals Inc.	192,006	2,095
*	Sorrento Therapeutics Inc.	1,557,620	2,025
*	Morphic Holding Inc.	72,573	1,997

		Shares	Market Value ($000)
*	2seventy bio Inc.	125,081	1,960
*	Nuvalent Inc. Class A	59,510	1,957
*	ADMA Biologics Inc.	577,518	1,929
*	EQRx Inc.	511,138	1,922
*	Emergent BioSolutions Inc.	155,467	1,912
*	Kiniksa Pharmaceuticals Ltd. Class A	108,684	1,829
*	Inovio Pharmaceuticals Inc.	864,031	1,763
*	Rapt Therapeutics Inc.	99,104	1,752
*	Immunovant Inc.	133,534	1,751
*	Replimune Group Inc.	85,352	1,747
*	Intercept Pharmaceuticals Inc.	115,065	1,716
	Altimmune Inc.	169,558	1,687
*	Sangamo Therapeutics Inc.	453,357	1,659
*	Imago Biosciences Inc.	46,128	1,646
*	AnaptysBio Inc.	58,985	1,630
*	Alector Inc.	187,731	1,594
*	Recursion Pharmaceuticals Inc. Class A	169,462	1,593
*	Merus NV	103,067	1,582
*	Avidity Biosciences Inc.	135,197	1,574
*	Arcturus Therapeutics Holdings Inc.	84,334	1,555
*	Gossamer Bio Inc.	178,825	1,531
*	Nurix Therapeutics Inc.	122,127	1,513
*,1	Sana Biotechnology Inc.	298,698	1,491
*	Eagle Pharmaceuticals Inc.	41,003	1,489
	Point Biopharma Global Inc.	215,896	1,470
*	Prometheus Biosciences Inc.	35,408	1,456
*	Coherus Biosciences Inc.	211,926	1,454
*	Cogent Biosciences Inc.	113,653	1,430
*	iTeos Therapeutics Inc.	66,515	1,340
*	Atara Biotherapeutics Inc.	282,942	1,282
*	Tango Therapeutics Inc.	167,737	1,260
*,1	Ocugen Inc.	737,828	1,151
*	Adicet Bio Inc.	61,581	1,120
*	MacroGenics Inc.	170,053	1,093
*	Arcellx Inc.	53,004	1,057
*	Repare Therapeutics Inc.	64,323	1,031
*	Protagonist Therapeutics Inc.	127,749	1,010
*	Heron Therapeutics Inc.	355,587	964
*,1	Vera Therapeutics Inc. Class A	51,914	867
*	HilleVax Inc.	40,530	811
*	MiMedx Group Inc.	249,075	809
*	Erasca Inc.	103,650	783
*	IGM Biosciences Inc.	33,816	744
*	PMV Pharmaceuticals Inc.	69,752	696
*	ALX Oncology Holdings Inc.	62,053	689
*	Cullinan Oncology Inc.	48,662	605
*	Humacyte Inc.	193,941	605
	Entrada Therapeutics Inc.	38,059	570
*	MeiraGTx Holdings plc	91,049	561
*	Organogenesis Holdings Inc. Class A	198,501	544
*	Monte Rosa Therapeutics Inc.	63,598	539
*	Vaxart Inc.	429,816	507
*	Y-mAbs Therapeutics Inc.	112,294	502
*	Foghorn Therapeutics Inc.	71,181	480
*,1	Century Therapeutics Inc.	40,551	426
*	Stoke Therapeutics Inc.	54,149	408
*	Rigel Pharmaceuticals Inc.	585,472	393
*	Aerovate Therapeutics Inc.	20,853	393

		Shares	Market Value ($000)
*,2	PDL BioPharma Inc.	311,327	392
*	Janux Therapeutics Inc.	28,442	388
*,1,2	Contra Zogenix Inc. CVR	93,751	188
*	Geron Corp. Warrant Exp. 12/31/25	152,449	78
*,2	Progenics Pharmaceuticals Inc. CVR	215,826	—
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,869,670
Health Care Equipment & Supplies (18.0%)
	Abbott Laboratories	6,053,799	651,268
	Medtronic plc	4,596,540	363,310
*	Intuitive Surgical Inc.	1,234,567	333,815
	Stryker Corp.	1,177,092	275,310
	Becton Dickinson and Co.	985,817	245,804
*	Boston Scientific Corp.	4,948,804	224,032
*	Edwards Lifesciences Corp.	2,143,075	165,553
*	DexCom Inc.	1,357,209	157,816
*	IDEXX Laboratories Inc.	287,843	122,584
	ResMed Inc.	506,211	116,530
	Baxter International Inc.	1,740,664	98,400
	Zimmer Biomet Holdings Inc.	725,254	87,103
*	Insulet Corp.	240,032	71,858
*	Hologic Inc.	863,022	65,728
	STERIS plc	345,703	64,211
*	ABIOMED Inc.	157,171	59,378
	Cooper Cos. Inc.	170,569	53,959
*	Align Technology Inc.	256,570	50,457
	Teleflex Inc.	162,152	37,963
*	Shockwave Medical Inc.	124,217	31,501
*	Penumbra Inc.	124,465	26,077
*	Novocure Ltd.	326,045	25,053
*	Masimo Corp.	172,535	25,007
	DENTSPLY SIRONA Inc.	744,600	22,532
*	Globus Medical Inc. Class A	266,344	19,680
*	Envista Holdings Corp.	564,929	19,275
*	QuidelOrtho Corp.	173,503	15,201
*	Haemonetics Corp.	177,627	15,153
*	Lantheus Holdings Inc.	237,396	14,738
*	Integra LifeSciences Holdings Corp.	259,723	14,269
*	Merit Medical Systems Inc.	195,870	14,103
*	Neogen Corp.	747,797	12,383
*	iRhythm Technologies Inc.	103,840	11,324
*	ICU Medical Inc.	70,177	11,174
*	Inari Medical Inc.	147,774	10,873
*	LivaNova plc	185,483	10,270
*	Tandem Diabetes Care Inc.	222,071	9,338
*	Axonics Inc.	135,228	9,260
*	Enovis Corp.	168,061	9,097
	CONMED Corp.	105,369	8,730
*	Integer Holdings Corp.	114,752	8,528
*	STAAR Surgical Co.	140,993	8,052
*	Omnicell Inc.	153,491	7,922
*	Glaukos Corp.	164,697	7,670
*	NuVasive Inc.	179,976	6,990
*	AtriCure Inc.	152,785	6,961
	Embecta Corp.	200,034	6,585
*	Silk Road Medical Inc.	121,435	6,466
*	TransMedics Group Inc.	102,959	6,370

		Shares	Market Value ($000)
*	Nevro Corp.	116,460	5,440
*	Meridian Bioscience Inc.	150,765	4,824
*	Avanos Medical Inc.	160,678	4,322
*	Establishment Labs Holdings Inc.	66,775	4,258
	LeMaitre Vascular Inc.	68,393	3,204
	Mesa Laboratories Inc.	18,325	3,100
	Atrion Corp.	4,934	2,984
*	Outset Medical Inc.	140,242	2,956
*	Varex Imaging Corp.	137,139	2,913
*	Alphatec Holdings Inc.	253,930	2,605
*	Cutera Inc.	54,275	2,582
*	Cerus Corp.	610,140	2,441
*	Heska Corp.	35,411	2,279
*	ViewRay Inc.	471,366	2,272
*	OrthoPediatrics Corp.	48,732	2,144
*	Cardiovascular Systems Inc.	139,622	1,956
*	Figs Inc. Class A	245,424	1,922
*	Paragon 28 Inc.	91,789	1,882
*	Artivion Inc.	138,672	1,774
*	AngioDynamics Inc.	133,417	1,728
*	Surmodics Inc.	47,555	1,718
*	Senseonics Holdings Inc.	1,533,079	1,702
*	Inogen Inc.	75,842	1,693
*	PROCEPT BioRobotics Corp.	38,960	1,671
*	Treace Medical Concepts Inc.	57,181	1,324
*	Butterfly Network Inc.	391,701	1,265
*	SI-BONE Inc.	100,406	1,233
*	Orthofix Medical Inc.	67,974	1,223
*	OraSure Technologies Inc.	233,684	1,178
*	Zimvie Inc.	71,821	642
*	Pulmonx Corp.	97,520	587
			3,717,483
Health Care Providers & Services (22.5%)
	UnitedHealth Group Inc.	3,233,558	1,771,214
	CVS Health Corp.	4,538,266	462,359
	Elevance Health Inc.	829,655	442,140
	Cigna Corp.	1,054,723	346,888
	Humana Inc.	437,457	240,558
	HCA Healthcare Inc.	793,829	190,694
	McKesson Corp.	496,828	189,629
*	Centene Corp.	1,975,863	171,999
	AmerisourceBergen Corp.	537,363	91,722
	Cardinal Health Inc.	941,720	75,498
	Laboratory Corp. of America Holdings	312,466	75,211
*	Molina Healthcare Inc.	200,805	67,625
	Quest Diagnostics Inc.	403,009	61,189
*	Henry Schein Inc.	470,368	38,062
	Universal Health Services Inc. Class B	227,220	29,732
*	Acadia Healthcare Co. Inc.	314,279	27,990
	Chemed Corp.	51,477	26,768
	Encompass Health Corp.	344,779	20,163
*	AMN Healthcare Services Inc.	149,658	18,513
*	HealthEquity Inc.	291,622	18,512
	Ensign Group Inc.	181,541	17,246
*	Guardant Health Inc.	318,164	16,653
*	LHC Group Inc.	101,845	16,642
*	Tenet Healthcare Corp.	355,109	16,399
*	Option Care Health Inc.	503,014	15,146

		Shares	Market Value ($000)
*	DaVita Inc.	189,442	13,968
	Premier Inc. Class A	408,277	13,616
*	agilon health Inc.	710,504	12,476
*	Amedisys Inc.	112,070	10,208
*	Progyny Inc.	254,378	9,318
	Select Medical Holdings Corp.	370,291	9,102
	Patterson Cos. Inc.	302,754	8,610
*	Oak Street Health Inc.	375,440	8,117
*	1Life Healthcare Inc.	473,927	8,052
*	Signify Health Inc. Class A	244,308	6,992
*	Surgery Partners Inc.	233,326	6,605
*	Privia Health Group Inc.	269,545	6,450
*	Addus HomeCare Corp.	55,407	6,110
*	AdaptHealth Corp. Class A	233,405	5,207
	Owens & Minor Inc.	250,615	5,165
*	CorVel Corp.	33,183	5,076
*	R1 RCM Inc.	503,671	4,558
*	Cross Country Healthcare Inc.	125,769	4,500
*	Pediatrix Medical Group Inc.	277,114	4,428
*	Apollo Medical Holdings Inc.	137,137	3,903
*	Alignment Healthcare Inc.	292,526	3,891
	US Physical Therapy Inc.	44,698	3,862
*	RadNet Inc.	178,727	3,533
*	ModivCare Inc.	43,632	3,360
	National HealthCare Corp.	50,104	3,088
*	OPKO Health Inc.	1,736,654	2,605
*	23andMe Holding Co. Class A	847,094	2,584
*	Hims & Hers Health Inc.	413,156	2,557
*	Enhabit Inc.	173,063	2,477
*,1	Fulgent Genetics Inc.	68,007	2,467
*,1	Invitae Corp.	773,985	2,299
*	DocGo Inc.	279,358	2,053
*	Agiliti Inc.	116,123	1,917
*	Accolade Inc.	209,775	1,852
*	Brookdale Senior Living Inc.	582,590	1,835
*	Castle Biosciences Inc.	76,882	1,814
*	Clover Health Investments Corp. Class A	1,142,416	1,497
*	Community Health Systems Inc.	424,210	1,455
*	Cano Health Inc.	561,426	1,067
*	PetIQ Inc. Class A	89,820	1,066
*	Pennant Group Inc.	97,429	1,007
*	Joint Corp.	49,946	745
*	CareMax Inc.	165,936	657
*	Sema4 Holdings Corp.	392,386	162
*	Aveanna Healthcare Holdings Inc.	157,399	107
			4,650,970
Health Care Technology (0.9%)
*	Veeva Systems Inc. Class A	484,271	92,186
*	Inspire Medical Systems Inc.	99,545	24,047
*	Teladoc Health Inc.	558,763	15,930
*	Doximity Inc. Class A	330,181	11,223
*	Evolent Health Inc. Class A	285,024	8,206
*	Allscripts Healthcare Solutions Inc.	382,209	7,239
*	Certara Inc.	357,933	6,078
*	Phreesia Inc.	172,379	4,796
*	NextGen Healthcare Inc.	198,722	4,133
*	Schrodinger Inc.	202,252	3,640
*	American Well Corp. Class A	706,368	2,578

		Shares	Market Value ($000)
	Simulations Plus Inc.	55,342	2,246
*	HealthStream Inc.	84,357	2,143
*	Health Catalyst Inc.	167,430	1,755
*	Definitive Healthcare Corp. Class A	121,658	1,383
*	OptimizeRx Corp.	55,154	1,163
*	GoodRx Holdings Inc. Class A	252,647	1,102
*	Multiplan Corp.	655,458	977
			190,825
Life Sciences Tools & Services (11.9%)
	Thermo Fisher Scientific Inc.	1,354,402	758,763
	Danaher Corp.	2,389,041	653,188
	Agilent Technologies Inc.	1,023,309	158,592
*	IQVIA Holdings Inc.	644,813	140,582
*	Illumina Inc.	543,817	118,596
*	Mettler-Toledo International Inc.	77,832	114,379
*	Waters Corp.	207,014	71,751
	PerkinElmer Inc.	436,375	60,975
	West Pharmaceutical Services Inc.	255,977	60,068
*	Avantor Inc.	2,330,067	51,914
	Bio-Techne Corp.	542,505	46,107
*	Charles River Laboratories International Inc.	175,936	40,214
*	Repligen Corp.	182,286	32,600
*	Bio-Rad Laboratories Inc. Class A	76,621	31,775
	Bruker Corp.	358,558	24,170
*	Medpace Holdings Inc.	85,776	18,004
	Azenta Inc.	259,016	15,595
*	Syneos Health Inc.	354,713	12,514
*	10X Genomics Inc. Class A	263,036	10,169
*	Pacific Biosciences of California Inc.	739,139	7,946
*	Maravai LifeSciences Holdings Inc. Class A	387,259	5,762
*	NeoGenomics Inc.	413,680	4,637
*	CryoPort Inc.	167,439	3,307
*	Adaptive Biotechnologies Corp.	344,521	3,025
*	Cytek Biosciences Inc.	233,088	3,004
*	Sotera Health Co.	339,297	2,830
*	BioLife Solutions Inc.	109,580	2,320
*,1	Bionano Genomics Inc.	994,127	1,998
*	Quanterix Corp.	123,468	1,642
*	MaxCyte Inc.	243,517	1,459
*	SomaLogic Inc.	467,763	1,310
*	Codexis Inc.	200,793	1,098
*	NanoString Technologies Inc.	152,556	1,066
*	OmniAb Inc.	284,387	1,007
*	Seer Inc. Class A	132,810	858
*	Quantum-Si Inc.	294,020	700
*	Akoya Biosciences Inc.	19,934	259
*	Nautilus Biotechnology Inc.	128,696	233
*,2	OmniAb Inc. 12.5 Earnout	22,077	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,464,417
Pharmaceuticals (27.9%)
	Johnson & Johnson	9,088,624	1,617,775
	Eli Lilly & Co.	2,791,992	1,036,052
	Pfizer Inc.	19,401,251	972,585
	Merck & Co. Inc.	8,756,977	964,318
	Bristol-Myers Squibb Co.	7,380,902	592,539
	Zoetis Inc.	1,618,252	249,437

		Shares	Market Value ($000)
	Royalty Pharma plc Class A	1,208,368	53,132
	Viatris Inc.	4,191,735	46,235
*	Jazz Pharmaceuticals plc	216,593	33,986
*	Catalent Inc.	590,809	29,617
	Organon & Co.	879,298	22,879
*	Elanco Animal Health Inc. (XNYS)	1,475,698	18,992
*	Intra-Cellular Therapies Inc.	294,008	15,941
	Perrigo Co. plc	464,346	14,966
*	Prestige Consumer Healthcare Inc.	171,684	10,552
*	Corcept Therapeutics Inc.	333,159	8,422
*	Pacira BioSciences Inc.	158,193	7,633
*,1	Axsome Therapeutics Inc.	104,513	7,555
*,1	Tilray Brands Inc.	1,855,371	7,180
*	Supernus Pharmaceuticals Inc.	185,182	6,800
*	Arvinas Inc.	156,530	6,424
*	Revance Therapeutics Inc.	279,513	6,068
*	Harmony Biosciences Holdings Inc.	82,168	4,911
*,1	Cassava Sciences Inc.	131,817	4,591
*	Ligand Pharmaceuticals Inc.	58,037	4,231
*	Amphastar Pharmaceuticals Inc.	135,900	4,008
*	Reata Pharmaceuticals Inc. Class A	93,425	3,698
*	DICE Therapeutics Inc.	104,283	3,630
*	Innoviva Inc.	215,775	2,833
*	Collegium Pharmaceutical Inc.	112,436	2,459
	Aclaris Therapeutics Inc.	161,317	2,455
*	Theravance Biopharma Inc.	197,592	2,126
*	Pliant Therapeutics Inc.	113,680	2,090
*	Cara Therapeutics Inc.	158,581	1,871
*	Nektar Therapeutics Class A	652,296	1,826
*	Ventyx Biosciences Inc.	57,975	1,681
*,1	ATAI Life Sciences NV	411,772	1,454
	SIGA Technologies Inc.	153,616	1,410
*	Atea Pharmaceuticals Inc.	255,847	1,200
	Tarsus Pharmaceuticals Inc.	59,914	1,007
*	Fulcrum Therapeutics Inc.	129,648	888
	Phibro Animal Health Corp. Class A	69,821	860
*	Amneal Pharmaceuticals Inc.	330,868	847
*	Nuvation Bio Inc.	409,253	782
	Cincor Pharma Inc.	58,921	695
*	Phathom Pharmaceuticals Inc.	60,066	600
*	NGM Biopharmaceuticals Inc.	96,303	533
			5,781,774
Total Common Stocks (Cost $16,047,257)			20,675,139

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.877% (Cost $27,596)	276,082	27,606
Total Investments (100.0%) (Cost $16,074,853)			20,702,745
Other Assets and Liabilities—Net (0.0%)			(4,506)
Net Assets (100.0%)			20,698,239
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,414,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $27,582,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	5,515	(3.776)	—	(16)
Gilead Sciences Inc.	8/31/23	BANA	17,566	(3.776)	—	(50)
					—	(66)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At November 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,308,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,674,481	78	580	20,675,139
Temporary Cash Investments	27,606	—	—	27,606
Total	20,702,087	78	580	20,702,745
Derivative Financial Instruments
Liabilities
Swap Contracts	—	66	—	66